UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [       ];  Amendment Number:
This Amendment (Check only one):     [        ]  is a restatement.
                                     [        ]  adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:             Lincoln National Corporation
Address:          Centre Square, West Tower
                  1500 Market Street, Suite 3900
                  Philadelphia, PA 19102-2112

Form 13F File Number:      28 - 625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Janet Chrzan
Title:            Vice President and Treasurer

Phone:            (215) 448-1435


Signature, Place, and Date of Signing:

/s/ Janet Chrzan        Fort Wayne, IN        July 19, 2000
Janet Chrzan
Vice President and Treasurer


Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


         Form 13F File Number               Name

         28-53                     Delaware Management Company, Inc.
         28-7360                   First Fiduciary Investment Counsel
         28-71097                  Lynch & Mayer, Inc.
         28-92                     Putnam Investment Management, Inc.
         28-929                    Vantage Global Advisors, Inc.
         28-636                    The Lincoln National Life Insurance Company